World Omni Auto Receivables Trust 2009-A	Exhibit 99.1
Monthly Servicer Certificate
October 31, 2009

Dates Covered
Collections Period	10/01/09 - 10/31/09
Interest Accrual Period	10/15/09 - 11/15/09
30/360 Days	30
Actual/360 Days	32
Distribution Date	11/16/09

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/09	734,600,179.52	40,121
Yield Supplement Overcollaterization Amount at 09/30/09	49,315,736.99	0

Receivables Balance at 09/30/09	783,915,916.51	40,121
Principal Payments	20,679,245.00	366
Defaulted Receivables	1,425,029.83	60
Repurchased Accounts	0.00	0
Yield Supplement Overcollaterization Amount at 10/31/09	47,272,872.87	0

Pool Balance at 10/31/09	714,538,768.81	39,695

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	909,227,338.10	42,231
Delinquent Receivables:
Past Due 31-60 days	5,922,182.66	287
Past Due 61-90 days	2,017,235.74	90
Past Due 91 + days	614,222.05	32

Total	8,553,640.45	409

Total 31+ Delinquent as % Ending Pool Balance	1.20%

Recoveries	788,566.62

Aggregate Net Losses—Oct 2009	636,463.21

Overcollateralization Target Amount	25,008,856.91
Actual Overcollateralization	25,008,856.91

Weighted Average APR	4.60%
Weighted Average APR, Yield Adjusted	7.83%
Weighted Average Remaining Term	52.91

Flow of Funds	$ Amount
Collections	24,390,350.33
Advances	1,419.99
Investment Earnings on Cash Accounts	4,277.56
Servicing Fee	(653,263.26)

Available Funds	23,742,784.62

Distributions of Available Funds
(1) Class A Interest	1,838,907.14
(2) Noteholders’ First Priority Principal Distributable Amount	0.00
(3) Class B Interest	0.00
(4) Noteholders’ Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	19,359,261.34
(7) Distribution to Certificateholders	2,544,616.14

Total Distributions of Available Funds	23,742,784.62

Servicing Fee	653,263.26
Unpaid Servicing Fee	—

Note Balances & Note Factors	$ Amount
Original Class A	750,000,000.00
Original Class B	78,389,000.00

Total Class A & B
Note Balance @ 10/15/09	708,889,173.24
Principal Paid	19,359,261.34
Note Balance @ 11/16/09	689,529,911.90

Class A-1
Note Balance @ 10/15/09	43,500,173.24
Principal Paid	19,359,261.34
Note Balance @ 11/16/09	24,140,911.90
Note Factor @ 11/16/09	14.8103754%

Class A-2
Note Balance @ 10/15/09	192,000,000.00
Principal Paid	0.00
Note Balance @ 11/16/09	192,000,000.00
Note Factor @ 11/16/09	100.0000000%

Class A-3
Note Balance @ 10/15/09	248,000,000.00
Principal Paid	0.00
Note Balance @ 11/16/09	248,000,000.00
Note Factor @ 11/16/09	100.0000000%

Class A-4
Note Balance @ 10/15/09	147,000,000.00
Principal Paid	0.00
Note Balance @ 11/16/09	147,000,000.00
Note Factor @ 11/16/09	100.0000000%

Class B
Note Balance @ 10/15/09	78,389,000.00
Principal Paid	0.00
Note Balance @ 11/16/09	78,389,000.00
Note Factor @ 11/16/09	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,838,907.14
Total Principal Paid	19,359,261.34

Total Paid	21,198,168.48

Class A-1
Coupon	1.62173%
Interest Paid	62,707.14
Principal Paid	19,359,261.34

Total Paid to A-1 Holders	19,421,968.48

Class A-2
Coupon	2.88000%
Interest Paid	460,800.00
Principal Paid	0.00

Total Paid to A-2 Holders	460,800.00

Class A-3
Coupon	3.33000%
Interest Paid	688,200.00
Principal Paid	0.00

Total Paid to A-3 Holders	688,200.00

Class A-4
Coupon	5.12000%
Interest Paid	627,200.00
Principal Paid	0.00

Total Paid to A-4 Holders	627,200.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.2198594
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.3697711

Total Distribution Amount	25.5896305

A-1 Interest Distribution Amount	0.3847064
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	118.7684745

Total A-1 Distribution Amount	119.1531809

A-2 Interest Distribution Amount	2.4000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	2.4000000

A-3 Interest Distribution Amount	2.7750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	2.7750000

A-4 Interest Distribution Amount	4.2666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	4.2666667

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	0.0000000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	—
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 09/30/09	84,969.40
Balance as of 10/31/09	86,389.39
Change	1,419.99

Reserve Account
Balance as of 10/15/09	2,118,681.41
Investment Earnings	364.27
Investment Earnings Paid	(364.27)
Deposit/(Withdrawal)	0.00
Balance as of 11/16/09	2,118,681.41
Change	—

Required Reserve Amount	2,118,681.41